PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.8%
Asset-Backed Securities 18.5%
Collateralized Loan Obligations 18.4%
AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.269%(c)	04/20/37		5,000	$5,024,940
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.222(c)	07/22/37		10,000	10,043,081
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.381(c)	10/20/34		4,725	4,732,075
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.269(c)	07/20/35		5,000	5,033,980
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.169(c)	01/20/38		10,000	9,988,399

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.906(c)	07/15/30		14,250	14,297,370
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.629(c)	04/15/35	EUR	3,750	4,220,335
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.975(c)	07/24/36		16,525	16,640,958
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.272(c)	10/20/35		5,000	5,031,483
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	6.257(c)	04/24/34		5,000	5,017,400
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	07/15/37		11,500	11,522,071
Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.933(c)	01/27/36		18,250	18,392,279
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.332(c)	04/25/37		5,600	5,647,710

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.779%(c)	01/15/34	EUR	2,000	$2,241,138
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.030(c)	07/17/37		9,650	9,688,879
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.231(c)	10/20/34		15,000	15,007,498
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/20/35		12,400	12,422,554
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.256(c)	10/15/37		8,125	8,142,306
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.856(c)	07/15/34		2,500	2,493,750
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.292(c)	10/14/35		10,000	10,062,965
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.219(c)	10/20/37		9,275	9,316,446

Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	7.082(c)	07/25/36		18,600	18,707,828
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.574(c)	04/26/31		310	309,300
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.483(c)	04/28/37		13,500	13,616,099
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.222(c)	07/20/36		17,900	18,003,777
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.156(c)	04/15/35		12,500	12,560,222
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.356(c)	04/15/37		4,000	4,024,999

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.181%(c)	07/20/34	1,300	$1,303,029
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.189(c)	04/18/37	11,000	11,034,198
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.298(c)	07/15/31	9,250	9,297,452
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.369(c)	07/20/37	7,650	7,691,845
Ocean Trails CLO Ltd. (United Kingdom), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.756(c)	01/15/37	4,250	4,293,222
Octagon Investment Partners Ltd. (Cayman Islands), Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	07/15/37	8,100	8,114,987
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	10/31/37	7,600	7,636,849
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.519(c)	04/20/37	5,000	5,042,049
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	01/20/38	10,550	10,563,927
PPM CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.511(c)	04/16/37	3,250	3,269,013
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B1R, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.273(c)	03/20/38	20,000	20,056,440
Regatta Funding Ltd. (Cayman Islands), Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006(c)	09/06/37	13,500	13,575,846
Signal Peak CLO Ltd. (Cayman Islands), Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/21/38	9,185	9,173,150

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.719%(c)	01/20/37		17,200	$17,327,285
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.893(c)	10/25/34		1,500	1,462,500
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,733,485
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.069(c)	01/20/38		12,150	12,179,631
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.019(c)	01/20/36		12,000	12,103,037

Trinitas CLO Ltd. (Cayman Islands), Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.234(c)	04/22/34		8,350	8,347,077
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.191(c)	10/17/32		8,650	8,679,064
Wellfleet CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.318(c)	07/15/34		2,850	2,864,649
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.708(c)	07/15/31		1,500	1,508,460
					432,447,037
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		1,232	1,272,200

Total Asset-Backed Securities (cost $429,534,674)					433,719,237
Commercial Mortgage-Backed Securities 0.5%
BX Trust, Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.329(c)	02/15/35		4,750	4,713,160

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
NYC Commercial Mortgage Trust, Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.770%(c)	02/15/42	2,350	$2,292,520
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	5,000	5,222,819

Total Commercial Mortgage-Backed Securities (cost $12,094,245)				12,228,499
Corporate Bonds 13.5%
Airlines 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	335,625
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	3,575	3,494,562
				3,830,187
Auto Parts & Equipment 0.0%
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	680	635,932
Banks 9.8%
Bank of America Corp., Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	4,690	4,774,236
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes(a)	7.350(ff)	04/27/85	31,000	31,124,524
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	9,998,102
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	10,295	10,205,417
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	15,435	15,558,513
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,500	26,004,609
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	15,435	15,612,971
Jr. Sub. Notes, Series R	7.560(ff)	08/10/25(oo)	9,444	9,458,516
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	20,058	19,528,833

JPMorgan Chase & Co., Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.043(ff)(c)	07/01/25(oo)	23,015	22,975,863
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	6.350(ff)	11/24/84	6,500	6,110,000
Jr. Sub. Notes(a)	7.500(ff)	05/02/84	9,000	9,344,083

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

State Street Corp., Jr. Sub. Notes, Series J	6.700%(ff)	09/15/29(oo)	100	$102,166
Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,677,312
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes(a)	7.250(ff)	07/31/84	30,255	30,820,874
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	8,613	8,239,956
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	6,060	6,225,278
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	775	762,522
				229,523,775
Chemicals 0.0%
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	175	146,145
Commercial Services 0.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,521	1,510,548
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	378,451
				1,888,999
Diversified Financial Services 0.5%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	11,065	10,715,553
Electric 0.6%
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,464,208
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,348,876
				12,813,084

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625%	04/01/30		835	$783,394
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30		4,200	3,654,000
					4,437,394
Housewares 0.0%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	995,046
Internet 0.2%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	191,959
Sr. Unsec’d. Notes, 144A	5.625	09/15/28		200	193,047

United Group BV (Slovenia), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	6.393(c)	02/01/29	EUR	4,000	4,553,154
					4,938,160
Media 0.3%
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		200	131,274
Gtd. Notes, 144A	4.125	12/01/30		200	137,435
Gtd. Notes, 144A	5.375	02/01/28		475	432,631
Gtd. Notes, 144A	5.500	04/15/27		200	189,453
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	323,448
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	995,176
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	102,125
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		450	294,903
Gtd. Notes	7.375	07/01/28		350	239,009
Gtd. Notes	7.750	07/01/26		1,000	860,163

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,887,299
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26		200	171,471
Sr. Unsec’d. Notes, 144A	6.500	09/15/28		200	131,975

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125%	02/15/27	200	$188,806
Sr. Sec’d. Notes, 144A	8.125	02/15/33	200	200,199
				7,285,367
Oil & Gas 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	8,406
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	2,650	2,515,612
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,424,130
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29	568	559,054
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29	681	670,865
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.076(c)	09/30/29	568	559,054
				7,737,121
Packaging & Containers 0.1%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	3,251,788
Pipelines 0.4%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	8,680	8,216,672
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	1,745	1,585,580
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(a)	5.250	04/15/29	1,025	995,545
				2,581,125

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31	7,519	$6,204,846
Gtd. Notes	9.750	06/15/25	19	19,002
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,168,066
				7,391,914
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A(a)	3.875	10/01/31	2,195	1,940,160
Telecommunications 0.3%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	149	15
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	197	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27	3,137	3,145,120
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	1,000	839,261
Sec’d. Notes, 144A	4.875	06/15/29	150	136,771
Sr. Sec’d. Notes, 144A	10.500	04/15/29	375	422,675
Sr. Sec’d. Notes, 144A	10.500	05/15/30	423	462,765
Sr. Sec’d. Notes, 144A(a)	11.000	11/15/29	1,923	2,185,438
				7,192,045

Total Corporate Bonds (cost $321,602,216)				315,520,467
Floating Rate and Other Loans 63.0%
Advertising 0.3%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	9.559(c)	02/15/29	7,044	6,938,651

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Aerospace & Defense 0.3%
Azorra Soar TLB Finance Ltd. (Cayman Islands), Initial Term Loan, 3 Month SOFR + 3.500%	7.799%(c)	10/18/29	4,583	$4,577,241
Transdigm, Inc., Tranche K Term Loan, 3 Month SOFR + 2.750%	7.049(c)	03/22/30	1,832	1,834,934
				6,412,175
Agriculture 0.4%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	8.691(c)	08/13/30	7,530	7,445,491
Sycamore Buyer LLC, Term Loan, 1 Month SOFR + 2.250%	6.577(c)	05/21/32	2,975	2,968,803
				10,414,294
Airlines 0.7%
American Airlines, Inc., Repriced Term Loan, 3 Month SOFR + 2.250%	6.522(c)	04/20/28	7,936	7,844,449
United Air Lines, Inc., Term B Loan, 3 Month SOFR + 2.000%	6.275(c)	02/22/31	2,958	2,958,554
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	5,445	5,445,000
				16,248,003
Auto Parts & Equipment 2.1%
Adient US LLC, Term B-2 Loan, 1 Month SOFR + 2.250%	6.577(c)	01/31/31	2,763	2,747,686
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32	12,400	12,353,500
First Brands Group LLC,
2021 First Lien Term Loan, 3 Month SOFR + 5.262%	9.541(c)	03/30/27	5,521	5,320,674
2021 Second Lien Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	10,730	9,657,000
2022-Ii Incremental Termloan, 3 Month SOFR + 5.262%	9.541(c)	03/30/27	2,209	2,129,951

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.173%(c)	11/17/28	8,054	$7,766,897
Term B Loan, 3 Month SOFR + 5.100%	9.411(c)	11/17/28	10,113	9,788,398
				49,764,106
Beverages 0.3%
Brewco Borrower LLC, Super Priority Term Loan^	—(p)	01/05/26(d)	1,134	1,020,291
City Brewing Co. LLC, Second Out Term Loan	—(p)	04/05/28(d)	8,884	22,210
Pegasus Bidco BV (Netherlands), 2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%^	7.576(c)	07/12/29	4,950	4,925,312
				5,967,813
Building Materials 1.9%
BCP VI Summit Holdings LP, Initial Term Loan, 1 Month SOFR + 3.500%	7.827(c)	01/30/32	600	602,250
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	9.954(c)	08/01/28	8,276	7,323,861
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	6,533	6,500,335
Emerald Debt Merger Sub LLC, Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	6.799(c)	08/04/31	3,134	3,117,272
EMRLD Borrower LP, Initial Term B Loan, 3 Month SOFR + 2.500%	6.833(c)	05/31/30	7,304	7,258,464
Phrg Intermediate LLC, Closing Date Term Loan, 3 Month SOFR + 4.000%	8.333(c)	02/20/32	3,950	3,742,625
Quikrete Holdings, Inc.,
2029 Term B Loan, 1 Month SOFR + 2.250%	6.577(c)	03/19/29	5,356	5,349,778
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.577(c)	02/10/32	7,700	7,667,914

Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	9.441(c)	10/12/28	2,531	2,499,399
				44,061,898

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals 3.3%
A-Ap Buyer, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	7.077%(c)	09/09/31	3,840	$3,835,575
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term,Loan, 3 Month SOFR + 4.500%	8.833(c)	11/15/30	4,873	4,538,436
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD	9.541	12/31/26	5,686	5,410,713
First Lien Facility B, 3 Month SOFR + 0.362%	11.552(c)	12/31/27	5,044	4,010,321
Second Lien Facility B, 3 Month SOFR + 7.262%	11.552(c)	12/31/27	6,838	695,185

Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.811(c)	08/18/28	6,205	5,987,418
Ineos US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.577(c)	02/18/30	5,880	5,666,385
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	8.177(c)	03/14/30	2,555	2,303,308
New Term B Loan, 1 Month SOFR + 4.350%	8.677(c)	04/02/29	4,454	4,075,695

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	5,454	5,210,307
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan	12.000	01/03/29(d)	6,859	205,781
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.510(c)	04/03/28	6,661	6,665,490
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.550(c)	04/03/28	3,081	3,084,988

Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	09/11/31	2,250	2,246,249
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 3 Month SOFR + 3.000%	7.280(c)	01/31/29	5,169	5,152,113
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	8,288	7,832,160
Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	6.808(c)	09/30/31	1,161	1,130,941

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Venator Finance Sarl,
Initial First Out Term Loan, 3 Month SOFR + 2.000%^	6.308%(c)	12/31/25	3,022	$2,992,177
Term Loan, 3 Month SOFR + 2.000%	14.322(c)	10/12/28	4,309	3,554,926

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 10.000%^	15.299(c)	07/16/26	3,039	3,008,578
				77,606,746
Commercial Services 6.5%
Albion Financing 3 Sarl (United Kingdom), 2025 Amended USD Term Loan, 3 Month SOFR + 3.000%	7.321(c)	08/16/29	4,618	4,624,012
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	8.177(c)	05/12/28	7,874	7,881,019
Belfor Holdings, Inc., Tranche B3, 1 Month SOFR + 3.000%	7.327(c)	11/01/30	7,042	7,059,160
Belron Finance US LLC, 2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.049(c)	10/16/31	9,462	9,494,907
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.299(c)	01/31/31	12,236	12,232,132
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.941(c)	06/02/28	8,263	8,136,191
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	8.299(c)	04/09/31	6,908	6,916,322
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.799(c)	01/31/31	1,315	1,139,173
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.000%	7.327(c)	08/16/30	6,269	6,133,627
Ensemble RCM LLC, Term B Loan, 3 Month SOFR + 3.000%	7.280(c)	08/01/29	1,375	1,376,074
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.750%	7.077(c)	06/02/31	8,564	8,520,990
Ingenovis Health, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.364%	8.697(c)	03/06/28	12,213	5,496,060

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Jupiter Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	9.033%(c)	11/01/31		4,684	$4,690,338
Kuehg Corp., Term Loan, 3 Month SOFR + 3.250%	7.549(c)	06/12/30		4,765	4,778,474
Latham Pool Products, Inc., Initial Term Loan, 1 Month SOFR + 4.100%^	8.427(c)	02/23/29		4,706	4,564,940
Markermeer Finance BV (Netherlands), Term Facility B, 6 Month EURIBOR + 3.000%	5.161(c)	01/29/27	EUR	5,000	5,665,896
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.333(c)	05/04/28		1,515	1,500,831
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30		6,487	6,373,426
Second Out Term Loan, 3 Month SOFR + 4.862%	9.141(c)	12/31/30		4,625	4,035,313

NAB Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.799(c)	11/24/28		4,720	4,680,151
Neon Maple US Debt Mergersub, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.327(c)	11/17/31		12,075	12,047,324
Omnia Partners LLC, Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	7.033(c)	07/25/30		4,665	4,670,640
PG Polaris Bidco (Ursa Minor) (Luxembourg), Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	03/26/31		2,185	2,185,890
Ryan LLC, Initial Term Loan, 1 Month SOFR + 3.500%	7.827(c)	11/14/30		5,700	5,699,512
Shift4 Payments LLC, Term Loan	—(p)	05/31/32		2,225	2,236,125
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.427(c)	11/02/27		3,808	3,665,602
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	8.299(c)	11/30/30		3,391	3,389,783
VT Topco, Inc., Second Amendment Term Loan, 3 Month SOFR + 3.000%	7.299(c)	08/09/30		2,074	2,076,447
					151,270,359

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 2.5%
Amentum Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.577%(c)	09/29/31		6,102	$6,066,593
ConvergeOne Holdings, Inc., PVKG Intermediate Holdings, Inc. First Lien Term Loan	—(p)	06/04/30		3,483	2,089,672
Fortress Intermediate, Initial Term Loan, 1 Month SOFR + 3.500%^	7.827(c)	06/27/31		7,164	7,092,360
Indy US Bidco LLC, Eleventh Amendment Term Loan, 1 Month SOFR + 3.500%	7.827(c)	03/06/28		7,095	7,094,658
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329(c)	03/01/29		8,407	8,057,821
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	8.177(c)	02/01/28		1,796	1,552,774
Sandisk Corp., Term B Loan, 3 Month SOFR + 3.000%^	7.321(c)	02/20/32		9,725	9,603,438
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	9.299(c)	05/18/28		2,013	1,974,141
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	8.030(c)	09/26/31		5,025	5,012,438
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.928%	10.211(c)	08/18/28		10,562	9,602,255
					58,146,150
Cosmetics/Personal Care 0.6%
Opal US LLC, Term B Loan	—(p)	04/28/32		6,190	6,194,642
Rainbow UK Bidco Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.250%	8.690(c)	02/23/29	GBP	5,775	7,716,108
					13,910,750
Distribution/Wholesale 1.3%
AIP RD Buyer Corp., Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.327(c)	12/23/30		1,918	1,918,030

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale (cont’d.)
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.299%(c)	06/20/31		9,224	$9,152,163
Protective Industrial Products, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	8.327(c)	05/21/32		5,175	4,997,109
Quimper AB (Sweden), Term B Loan, 3 Month EURIBOR + 3.750%	6.078(c)	03/15/30	EUR	4,500	5,129,749
Windsor Holdings III LLC, 2025 Refinanced Term B Loan, 1 Month SOFR + 2.750%	7.075(c)	08/01/30		8,845	8,803,815
					30,000,866
Diversified Financial Services 2.1%
CPI Holdco B LLC,
First Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.577(c)	05/19/31		1,225	1,223,087
Initial Term Loan, 1 Month SOFR + 2.000%	6.327(c)	05/17/31		10,124	10,098,815

Dechra Finance US, Facility B-1 Loan, 6 Month SOFR + 3.250%	7.513(c)	12/31/31		5,676	5,633,430
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	7.077(c)	09/15/31		10,315	10,246,821
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.333(c)	03/18/30		12,002	12,024,779
Jefferies Finance LLC, 2024 Initial Term Loan, 1 Month SOFR + 3.000%	7.325(c)	10/21/31		6,094	6,071,521
VFH Parent LLC, Term B-2 Loan, 1 Month SOFR + 2.500%^	6.827(c)	06/21/31		2,686	2,686,093
					47,984,546
Electric 1.1%
Calpine Corp., Term B-10, 1 Month SOFR + 1.750%	6.077(c)	01/31/31		12,345	12,328,035
Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.750%	8.049(c)	05/01/31		5,513	5,485,534
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.799(c)	07/20/28		1,357	1,336,531

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electric (cont’d.)
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	10.030%(c)	01/29/27	7,085	$7,075,684
Extended Term C Loan, 3 Month SOFR + 5.750%	10.030(c)	01/29/27	401	400,148
				26,625,932
Electronics 0.5%
Minimax Viking GmbH - MX Holdings US, Inc., Senior Facility B (USD) Loan, 1 Month SOFR + 2.250%^	6.577(c)	03/17/32	7,375	7,375,000
Roper Industrial Product, Tranche D Dollar Term Loan, 3 Month SOFR + 2.750%	7.049(c)	11/22/29	3,240	3,224,023
				10,599,023
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	7.191(c)	03/24/28	2,127	2,110,743
Engineering & Construction 1.3%
Aegion Corp., Delayed Term Loan	—(p)	05/17/28	357	355,357
Arcosa, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.577(c)	08/12/31	1,247	1,243,758
Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.327(c)	05/17/28	6,611	6,574,151
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.500%	6.833(c)	07/01/31	1,900	1,893,554
Initial Term Loan, 1 Month SOFR + 2.500%	6.827(c)	07/01/31	5,070	5,052,544

Construction Partners, Inc., Closing Date Loan, 1 Month SOFR + 2.500%	6.829(c)	11/03/31	4,988	4,987,500
Michael Baker International LLC, First Lien Term B Loan, 3 Month SOFR + 4.000%	8.280(c)	12/01/28	4,878	4,866,125
Red SPV LLC (United Kingdom), Initial Term Loan, 1 Month SOFR + 2.250%^	6.575(c)	03/15/32	5,450	5,422,750
				30,395,739

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment 3.0%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.949%(c)	02/10/27	11,596	$6,377,792
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 4.000%	8.755(c)	02/15/29	4,213	4,208,212
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.577(c)	02/06/31	2,846	2,830,832
Term B Loan, 1 Month SOFR + 2.250%	6.577(c)	02/06/30	6,511	6,478,205

Cinemark USA, Inc., Term B Loan, 3 Month SOFR + 2.750%	7.070(c)	05/24/30	6,270	6,269,589
Dk Crown Holdings, Inc., Term B Loan, 1 Month SOFR + 1.750%	6.079(c)	03/04/32	2,050	2,038,042
Entain PLC (United Kingdom), Facility B-3, 3 Month SOFR + 2.750%	7.053(c)	10/31/29	7,685	7,707,467
Flutter Entertainment PLC (Ireland),
2024 Term B Loan, 3 Month SOFR + 1.750%	6.049(c)	11/30/30	5,382	5,346,065
Term B Loan^	—(p)	05/22/32	2,125	2,117,031

Hershend Entertainment Co LLC, Term B Loan	—(p)	05/27/32	2,350	2,352,938
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.500%^	11.781(c)	06/03/28	4,173	3,745,074
Second Out Term Loan^	—(p)	06/05/28	7,574	3,635,584

PCI Gaming Authority, 2024 Term B Loan, 1 Month SOFR + 2.000%	6.327(c)	07/18/31	3,110	3,102,603
Six Flags Entertainment Corp., Initial Term B Loan, 1 Month SOFR + 2.000%	6.327(c)	05/01/31	2,530	2,528,983
Voyager Parent LLC, Term B Loan	—(p)	05/31/32	12,375	12,142,969
				70,881,386
Environmental Control 2.2%
Action Environmental Group, Inc. (The), 2024 Term B Loan 4th Amendment, 3 Month SOFR + 3.750%^	8.049(c)	10/24/30	10,650	10,650,460
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)	03/03/32	9,450	9,402,750
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 4.000%	8.303(c)	10/17/30	6,883	6,865,827

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Environmental Control (cont’d.)
Madison Iaq LLC,
2025 Incremental Term Loan, 3 Month SOFR + 3.250%	7.510%(c)	05/06/32	7,850	$7,847,198
Initial Term Loan, 6 Month SOFR + 2.500%	6.762(c)	06/21/28	1,969	1,965,695

Mip V Waste Holdings LLC, Tranche B-1 Term Loan, 3 Month SOFR + 3.000%^	7.280(c)	12/08/28	1,298	1,303,154
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.575(c)	11/30/28	2,232	2,229,516
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.575(c)	11/30/28	172	171,716
Incremental Term B Loan, 1 Month SOFR + 2.500%	6.842(c)	11/30/28	4,159	4,164,020
Incremental Term C Loan, 1 Month SOFR + 2.500%	6.842(c)	11/30/28	229	229,450

Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 3.500%	7.799(c)	10/24/31	3,700	3,709,250
WIN Waste Innovations Holdings, Inc., New Term B-1 Loan, 1 Month SOFR + 3.864%	8.191(c)	03/24/28	3,975	3,965,063
				52,504,099
Food Service 0.3%
Gategroup Finance (Switzerland), Term B Loan	—(p)	06/30/32	6,225	6,199,478
Foods 0.5%
BCPE North Star US Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.441(c)	06/09/28	5,310	5,205,641
Froneri International Ltd., Facility B-4, 6 Month SOFR + 2.000%	6.237(c)	09/30/31	6,150	6,133,665
				11,339,306
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.583(c)	11/04/31	2,793	2,703,973

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Hand/Machine Tools 0.4%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 2.750%	7.077%(c)	08/19/31	6,750	$6,749,062
Madison Safety & Flow LLC, 2025 Incremental Term B, 1 Month SOFR + 2.750%	7.077(c)	09/26/31	3,459	3,460,688
				10,209,750
Healthcare & Pharmaceuticals 0.1%
Loire Finco Luxembourg Sarl (Luxembourg), Term B Loan	—(p)	01/31/30	3,200	3,192,000
Healthcare-Products 0.3%
Medline Borrower LP, Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	6.577(c)	10/23/28	5,963	5,954,708
Healthcare-Services 2.8%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	8.699(c)	02/15/29	8,738	5,301,159
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.583(c)	02/11/28	4,891	4,885,509
Electron Bidco, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	7.077(c)	11/01/28	4,700	4,704,409
Envision Healthcare Operating, Inc., Initial Term Loan, 1 Month SOFR + 8.250%	12.575(c)	12/30/27	4,550	4,558,531
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	8,777	8,653,917
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.827(c)	02/21/31	9,859	9,860,662
Sound Inpatient Physicians Holdings LLC, Tranche B Term Loan, 3 Month SOFR + 5.262%	9.561(c)	06/28/28	6,323	5,975,466
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.061(c)	06/28/28	3,424	3,560,750
Tranche C Term Loan, 3 Month SOFR + 7.012%	11.311(c)	06/28/29	7,049	5,497,911

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Services (cont’d.)

Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.791%(c)	11/20/26	16,588	$12,607,028
				65,605,342
Holding Companies-Diversified 0.8%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	18,104	17,747,438
Home Builders 0.1%
Lippert Components, Inc., Initial Term Loan, 1 Month SOFR + 2.500%^	6.827(c)	03/25/32	2,825	2,793,219
Home Furnishings 0.4%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.677(c)	06/29/28	11,565	10,182,966
Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%	8.299(c)	07/08/31	6,604	5,615,917
Housewares 0.3%
Hunter Douglas Holding BV (Netherlands), Tranche B-1 Term Loan, 3 Month SOFR + 3.250%	7.549(c)	01/17/32	5,611	5,512,746
SWF Holdings I Corp., Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	12/18/29	1,564	1,556,464
				7,069,210
Insurance 2.6%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.327(c)	11/06/30	12,399	12,306,440
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.077(c)	02/13/27	1,990	1,985,867

AmWINS Group, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.577(c)	01/30/32	7,000	6,991,188

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)

Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	7.827%(c)	02/14/31	4,200	$4,204,532
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.691(c)	01/20/29	7,660	7,243,416
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	12/23/26	2,187	2,184,700
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.427(c)	08/19/28	10,777	10,718,280
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.677(c)	08/21/28	1,078	1,074,227

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 3.000%	7.327(c)	06/13/31	4,793	4,795,087
HIG Finance 2 Ltd. (United Kingdom), 2024-2 Refinancing Term Loan	—(p)	04/18/30	650	651,422
IMA Financial Group, Inc., Term Loan	—(p)	11/01/28	1,150	1,148,563
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 3.000%	7.327(c)	07/31/31	8,483	8,492,043
				61,795,765
Internet 0.7%
Denali Intermediate Holdings, Inc.,
Term Loan^	—(p)	05/31/32	6,787	6,718,891
Term Loan^	—(p)	05/31/32	679	671,889

Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	1,619	1,453,400
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	8.577(c)	05/03/28	5,001	4,796,857
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.577(c)	12/31/31	4,235	3,823,000
				17,464,037
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	12.500(c)	10/31/29	2,167	3,007,840
WEC US Holdings Ltd., Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	01/27/31	2,040	2,035,131
				5,042,971

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Leisure Time 1.4%
Alterra Mountain Co., Series B-7 Term Loan, 1 Month SOFR + 3.000%^	7.327%(c)	05/31/30		1,070	$1,069,632
Arcis Golf LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	7.077(c)	11/24/28		1,899	1,890,838
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.077(c)	12/13/29		1,660	1,654,493
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	8.427(c)	12/01/28		5,662	4,997,096
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32	EUR	8,325	9,245,193
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.327(c)	05/01/31		7,049	6,908,311
Life Time, Inc., 2024 New Term Loan, 3 Month SOFR + 2.500%	6.785(c)	11/05/31		4,165	4,160,223
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	8.047(c)	02/20/30		3,465	3,460,475
					33,386,261
Lodging 0.4%
Fertitta Entertainment LLC, Initial Term B Loan, 1 Month SOFR + 3.500%	7.827(c)	01/27/29		4,079	4,051,441
Travel Leisure Co., Term B Loan, 1 Month SOFR + 2.500%	6.827(c)	12/14/29		5,269	5,246,508
					9,297,949
Machinery-Diversified 1.8%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.788(c)	03/15/30		6,389	6,389,413
Doosan Bobcat North America, Inc. (South Korea), Tranche B Term Loan, 3 Month SOFR + 2.000%	6.299(c)	04/20/29		1,817	1,817,774
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	3.750	12/21/29		3,909	3,889,343
Initial Term Loan, 3 Month SOFR + 6.000%	10.303(c)	12/21/29		6,841	6,806,350

Hyster-Yale Group, Inc., Term B Loan Facility, 1 Month SOFR + 3.614%	7.941(c)	05/26/28		4,330	4,300,191

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)

TK Elevator Midco Gmbh (Germany), (USD) Term B Loan, 3 Month SOFR + 3.000%	7.237%(c)	04/30/30	13,354	$13,372,589
Victory Buyer LLC, Initial Term Loan, 1 Month SOFR + 3.864%	8.186(c)	11/19/28	5,647	5,540,896
				42,116,556
Media 1.5%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28	8,996	8,827,269
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	09/25/26	7,829	6,866,218
Sinclair Television Group, Inc.,
Term B-6 Loan, 1 Month SOFR + 3.414%	7.741(c)	12/31/29	280	238,000
Term B-7 Loan, 1 Month SOFR + 4.200%	8.527(c)	12/31/30	4,630	3,935,229
Univision Communications, Inc.,
2022 Incremental First Lien Term Loan, 3 Month SOFR + 4.250%^	8.549(c)	06/24/29	3,112	3,049,760
2024 Replacement First Lien Term Loan, 1 Month SOFR + 3.614%	7.941(c)	01/31/29	1,780	1,724,647
Initial First Lien Term Loan, 1 Month SOFR + 3.364%^	7.691(c)	01/31/29	5,317	5,131,153

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	7.373(c)	03/31/31	5,895	5,794,296
				35,566,572
Metal Fabricate/Hardware 1.1%
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.827(c)	08/16/29	5,826	5,831,674
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	1,200	1,185,000
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	7,494	7,400,621

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware (cont’d.)

Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.830%(c)	10/12/28	7,282	$7,026,870
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	10.288(c)	03/01/30	4,002	3,821,716
				25,265,881
Mining 0.5%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	7.077(c)	08/18/30	6,181	6,146,613
Covia Holdings Corp., Initial Term Loan, PRIME + 2.250%	9.750(c)	02/26/32	5,250	5,236,875
				11,383,488
Miscellaneous Manufacturing 0.2%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.941(c)	11/30/28	4,701	4,595,625
Oil & Gas 0.4%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	8.049(c)	07/09/31	4,538	4,515,089
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.333(c)	02/11/30	1,870	1,862,987
Pasadena Performance Products LLC, Term B Loan, 3 Month SOFR + 3.500%	7.752(c)	02/27/32	1,725	1,721,766
				8,099,842
Oil & Gas Services 0.1%
MRC Global (US), Inc., Term Loan, 1 Month SOFR + 3.500%^	7.828(c)	10/29/31	2,356	2,344,220
Packaging & Containers 1.6%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	03/22/29	2,956	2,955,710

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc.,
2025 Incremental Closing Date Term B Loan, 3 Month SOFR + 3.250%	7.548%(c)	04/01/32	7,224	$7,163,516
Delayed Draw Term Loan, 3 Month SOFR + 3.250%	7.480(c)	04/01/32	4	3,757
Term B Loan, 1 Month SOFR + 3.175%	7.502(c)	04/13/29	5,139	5,114,932

Plaze, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	7.941(c)	08/03/26	7,153	6,902,253
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	8.327(c)	02/01/29	4,351	4,352,942
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month SOFR + 3.750%	8.049(c)	12/15/28	5,601	5,593,925
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	8.049(c)	09/15/28	6,393	6,177,604
				38,264,639
Pharmaceuticals 0.9%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.399(c)	10/01/27	12,413	11,864,554
IVC Acquisition Ltd (Canada), Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	8.049(c)	12/12/28	6,085	6,109,989
Sharp Services LLC, Tranche D Term Loan, 3 Month SOFR + 3.250%	7.549(c)	12/31/28	3,710	3,707,756
				21,682,299
Pipelines 0.6%
AL NGPL Holdings LLC, Term Loan, 3 Month SOFR + 2.500%	6.785(c)	04/13/28	1,347	1,344,380
BCP Renaissance Parent LLC, Initial Term B-6 Loan, 3 Month SOFR + 3.000%	7.299(c)	10/31/28	250	250,543

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Pipelines (cont’d.)
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.750%	7.049%(c)	08/20/31	5,527	$5,490,578
Rockpoint Gas Storage Partners LP (Canada), Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	09/18/31	6,297	6,294,754
				13,380,255
Private Equity 0.2%
HarbourVest Partners LP, New Term B Loan, 3 Month SOFR + 2.250%^	6.549(c)	04/18/30	4,597	4,585,436
Real Estate 0.2%
Greystar Real Estate Partners LLC, Term B-2 Loan, 1 Month SOFR + 2.750%^	7.079(c)	08/21/30	5,130	5,129,823
Real Estate Investment Trusts (REITs) 1.9%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%	7.827(c)	05/09/29	11,568	11,596,694
Brookfield Properties Retail Holding LLC, Term B Loan^	—(p)	05/28/30	25,119	24,898,768
Starwood Property Mortgage LLC,
Facility B-4, 1 Month SOFR + 2.250%^	6.577(c)	01/02/30	6,047	6,032,304
Term B Loan, 1 Month SOFR + 2.250%^	6.577(c)	11/18/27	1,574	1,578,325
				44,106,091
Retail 2.6%
1011778 BC Unlimited Liability Co. (Canada), Term B-6 Loan, 1 Month SOFR + 1.750%	6.077(c)	09/20/30	4,119	4,096,073
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.283%	7.563(c)	11/01/31	5,672	5,351,298
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	06/29/29	2,880	2,733,219

Foundation Building Materials, Inc., 2025 Incremental Term Loan, 2 Month SOFR + 5.250%	9.548(c)	01/29/31	3,725	3,506,156
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/23/32	9,017	8,915,439

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.577%(c)	06/11/31	8,588	$8,279,532
Johnstone Supply LLC, Term B Loan, 1 Month SOFR + 2.500%	6.823(c)	06/09/31	4,956	4,943,858
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	8.175(c)	06/06/31	2,500	2,233,750
Park River Holdings, Inc., Intial Term Loan, 3 Month SOFR + 3.250%	7.799(c)	12/28/27	5,625	5,400,271
Peer Holding III BV (Netherlands),
Term B-4 Loan, 3 Month SOFR + 2.500%	6.799(c)	10/26/30	1,646	1,649,272
Term B-5 Loan, 3 Month SOFR + 2.500%	6.799(c)	07/01/31	5,960	5,969,372

Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	7.811(c)	03/03/28	4,285	3,962,115
QXO Building Products, Inc., Term B Loan, 2 Month SOFR + 3.000%	7.280(c)	04/30/32	822	825,091
Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.941(c)	07/28/28	1,769	1,724,168
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.577(c)	10/19/29	2,145	2,121,361
				61,710,975
Semiconductors 0.3%
Altar Bidco, Inc., Initial Term Loan, 3 Month SOFR + 3.100%	7.247(c)	02/01/29	2,400	2,369,251
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	10.691(c)	04/30/26	6,267	5,640,164
				8,009,415
Shipbuilding 0.1%
LSF11 Trinity Bidco, Inc., Term B Loan, 1 Month SOFR + 3.000%^	7.323(c)	06/14/30	1,739	1,734,275
Software 3.9%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.327(c)	02/15/29	14,659	14,581,781

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.333%(c)	07/30/31	5,557	$5,513,724
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%^	7.077(c)	01/31/31	3,138	3,134,435
Clearwater Analytics LLC, Initial Term Loan, 3 Month SOFR + 2.250%^	6.519(c)	04/21/32	2,725	2,711,375
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	10.427(c)	10/08/29	3,320	3,118,725
Term Loan, 1 Month SOFR + 3.850%	8.177(c)	10/08/28	5,261	5,234,719

Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	7.074(c)	05/01/31	6,287	6,255,226
Dun & Bradstreet Corp. (The), Incremental Term B-2, 1 Month SOFR + 2.250%	6.575(c)	01/18/29	5,198	5,194,901
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.750%^	7.077(c)	10/30/30	2,705	2,715,144
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.827(c)	01/30/32	8,803	8,767,726
Genuine Financial Holdings LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	7.577(c)	09/27/30	4,690	4,584,355
Inmar, Inc., Initial Term Loan, 3 Month SOFR + 5.000%	9.320(c)	10/30/31	5,978	5,993,313
Quartz AcquireCo LLC, Term B-2 Loan, 3 Month SOFR + 2.250%	6.549(c)	06/28/30	1,771	1,772,719
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.177(c)	10/02/28	5,406	5,360,157
Renaissance Holding Corp., 2024-2 Term Loan, 3 Month SOFR + 4.000%	8.280(c)	04/05/30	3,582	3,292,587
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.693(c)	07/14/28	3,464	3,039,353
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	12/21/29	3,935	3,883,108
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	7.077(c)	09/28/29	7,027	6,963,779
				92,117,127

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 2.4%
Aventiv Technologies,
Bridge Loan, 3 Month SOFR + 10.000%	14.564%(c)	12/31/25(d)	352	$362,250
Second Lien Term Loan, 3 Month SOFR + 9.312%	13.611(c)	03/25/26(d)	114	854
Second-Out Term Loan, 3 Month SOFR + 7.500%	12.061(c)	07/31/25(d)	262	249,880

Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	09/27/29	965	879,180
Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1 Month SOFR + 4.000%	8.324(c)	01/30/31	7,615	7,640,782
GTT Communications, Inc., Term Loan	—(p)	07/15/31	1,432	1,132,774
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	6.577(c)	09/20/30	2,923	2,913,657
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.577(c)	03/27/32	5,575	5,604,269
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.786(c)	04/15/29	5,039	4,986,730
Term B-2 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/30	8,480	8,388,606
MLN US HoldCo LLC,
3L Term B Loan^	17.750	10/18/27(d)	70	174
Initial Term Loan^	14.940	10/18/27(d)	10,885	10,884
Initial Term Loan (Second Out (First Lien Roll-Up))^	15.200	10/18/27(d)	19,121	47,804

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.048(c)	08/01/29	9,979	8,550,778
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	7.832(c)	10/30/31	8,400	8,337,000
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.177(c)	10/01/31	1,550	1,553,875
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.594(c)	10/24/29	795	760,772
Second Out Term Loan, 3 Month SOFR + 1.762%^	6.094(c)	10/24/31	2,746	2,135,241

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.114%	7.441(c)	03/09/27	1,840	1,751,220
				55,306,730

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Transportation 0.6%
First Student Bidco, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	6.799%(c)	07/21/28	4,286	$4,284,753
Term C Loan, 3 Month SOFR + 2.500%	6.799(c)	07/21/28	1,310	1,310,045

Genesee & Wyoming, Inc., Initial Term B Loan, 3 Month SOFR + 1.750%	6.049(c)	04/10/31	1,720	1,709,467
Kenan Advantage Group, Inc. (The), Term B-4 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/25/29	2,732	2,692,407
Savage Enterprises LLC, Refinancing Term Loan, 1 Month SOFR + 2.750%	7.079(c)	09/15/28	4,079	4,084,875
				14,081,547

Total Floating Rate and Other Loans (cost $1,543,440,692)				1,476,924,365
Residential Mortgage-Backed Securities 0.9%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.822(c)	05/25/33	4,490	4,576,631
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.664(c)	03/29/27	8,174	8,316,626
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.414(c)	09/27/28	7,362	7,334,148

Total Residential Mortgage-Backed Securities (cost $20,025,373)				20,227,405
U.S. Treasury Obligations 0.7%
U.S. Treasury Bonds(h)(k)	4.625	11/15/44	9,405	9,036,148
U.S. Treasury Notes(k)	3.500	09/30/26	4,050	4,021,998
U.S. Treasury Notes(k)	4.125	01/31/27	425	426,029
U.S. Treasury Notes(k)	4.250	11/30/26	600	602,086
U.S. Treasury Notes(k)	4.250	12/31/26	2,600	2,609,953

Total U.S. Treasury Obligations (cost $17,283,684)				16,696,214

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Affiliated Exchange-Traded Fund 0.3%
PGIM Active High Yield Bond ETF (cost $7,848,095)(wa)	225,000	$7,868,250
Common Stocks 1.1%
Chemicals 0.1%
Venator Materials PLC*^(x)	10,549	2,109,800
Diversified Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	11,734	1
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	20,453	2,656,910
Health Care Providers & Services 0.0%
Sound Physicians Holdings LLC (Class A Stock)*^	10,144,042	1,014
Sound Physicians Holdings LLC (Class A2 Stock)*^	454,115	449,574
		450,588
Interactive Media & Services 0.1%
Diamond Sports Group LLC*	244,231	3,470,034
IT Services 0.0%
ConvergeOne Holdings, Inc.*	200,211	800,844
Oil, Gas & Consumable Fuels 0.6%
Expand Energy Corp.	22,789	2,646,487
Heritage Power LLC*(x)	182,367	10,349,327
Heritage Power LLC*(x)	8,021	455,192
Heritage Power LLC*^(x)	209,883	104,942
		13,555,948
Software 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	566
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*	275,213	1,926,491

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
Intelsat Emergence SA (Luxembourg)*	28,359	$1,174,247
Stonepeak Falcon Holdings, Inc. (Canada)*	172,298	407,601
		3,508,339

Total Common Stocks (cost $18,217,358)		26,553,030
Preferred Stocks 0.3%
Capital Markets 0.3%
Carlyle Credit Income Fund, 8.750%, Maturing 10/31/28	64,513	1,648,307
Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	92,278	2,288,495
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	5,063	126,119
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	103,359	2,552,967
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29	29,530	735,002
		7,350,890
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	488	488,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	17,997	209,651

Total Preferred Stocks (cost $7,882,551)		8,048,541

Units
Warrants* 0.0%
Entertainment 0.0%
Procera II LP & New Procera GP, expiring 12/31/79^	156,835	16

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Units	Value
Warrants* (Continued)
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26	456,793	$119,999

Total Warrants (cost $16)		120,015

Total Long-Term Investments (cost $2,377,928,904)		2,317,906,023

	Shares
Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wa)	47,952,918	47,952,918
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $27,167,779; includes $27,101,645 of cash collateral for securities on loan)(b)(wa)	27,188,267	27,166,516

Total Short-Term Investments (cost $75,120,697)		75,119,434

TOTAL INVESTMENTS 102.0% (cost $2,453,049,601)		2,393,025,457
Liabilities in excess of other assets(z) (2.0)%		(47,055,677)

Net Assets 100.0%		$2,345,969,780

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
NAB—National Australia Bank Ltd.
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $207,555,775 and 8.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,508,395; cash collateral of $27,101,645 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	06/26/24	$492,880	$488,000	0.0%
Ferrellgas Partners LP (Class B Stock)*	07/26/24	4,274,677	2,656,910	0.1
Heritage Power LLC*	11/21/23	1,888,644	10,349,327	0.5
Heritage Power LLC*	11/21/23	—	455,192	0.0
Heritage Power LLC*^	11/21/23	104,942	104,942	0.0
Venator Materials PLC*^	05/15/23-10/19/23	7,130,913	2,109,800	0.1
Total		$13,892,056	$16,164,171	0.7%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Unfunded corporate bond commitment outstanding at May 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $279,527)^	284	$279,527	$—	$—
Unfunded loan commitments outstanding at May 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Arcis Golf LLC, Amendment No 4 Incremental Ddtl, 2.750%, Maturity Date 11/24/28 (cost $545,806)	551	$549,530	$3,724	$—
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 04/01/32 (cost $122,500)	123	121,479	—	(1,021)
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,809,000	9,000	—
Grant Thornton Advisors LLC, 2025 Incremental Ddtl Commitment, 1.000%, Maturity Date 06/02/31 (cost $230,978)	231	229,823	—	(1,155)
Jupiter Buyer, Inc., Initial Ddtl, —%(p), Maturity Date 11/01/31 (cost $537,976)	541	541,193	3,217	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $2,085,714)	2,086	2,075,285	—	(10,429)
		$5,326,310	$15,941	$(12,605)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	$1,624,875	$25,000
Short Positions:
408	2 Year U.S. Treasury Notes	Sep. 2025	84,634,500	(94,904)
8	5 Year Euro-Bobl	Jun. 2025	1,082,220	(2,088)
5	5 Year Euro-Bobl	Sep. 2025	670,654	(828)
1,437	5 Year U.S. Treasury Notes	Sep. 2025	155,465,438	(629,734)
7	10 Year Euro-Bund	Jun. 2025	1,042,877	9,134

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Futures contracts outstanding at May 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
287	10 Year U.S. Treasury Notes	Sep. 2025	$31,785,250	$(220,034)
65	20 Year U.S. Treasury Bonds	Sep. 2025	7,330,781	(95,053)
				(1,033,507)
				$(1,008,507)
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	MSI	GBP	11,375	$15,355,609	$15,326,269	$—	$(29,340)
Expiring 06/03/25	MSI	GBP	1,548	2,079,826	2,085,191	5,365	—
Euro,
Expiring 06/03/25	BNY	EUR	32,310	36,571,697	36,695,055	123,358	—
Expiring 06/03/25	BNY	EUR	2,841	3,225,393	3,226,845	1,452	—
				$57,232,525	$57,333,360	130,175	(29,340)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	SCB	GBP	12,923	$17,207,909	$17,411,460	$—	$(203,551)
Expiring 07/02/25	MSI	GBP	11,375	15,357,727	15,328,283	29,444	—
Euro,
Expiring 06/03/25	BNY	EUR	35,151	40,065,143	39,921,900	143,243	—
Expiring 07/02/25	BNY	EUR	32,310	36,641,228	36,762,475	—	(121,247)
Expiring 07/02/25	MSI	EUR	2,360	2,683,992	2,685,065	—	(1,073)
				$111,955,999	$112,109,183	172,687	(325,871)
						$302,862	$(355,211)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	37,670	3.507%	$2,141,720	$2,706,103	$564,383
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	487,025	0.560%	9,190,011	10,762,413	1,572,402
					$11,331,731	$13,468,516	$2,136,785
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	23,950	$214,410	$—	$214,410
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	23,950	681,398	—	681,398
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	30,210	144,101	—	144,101
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	47,900	283,966	—	283,966
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	BNP	06/20/25	64,400	591,563	—	591,563
					$1,915,438	$—	$1,915,438
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).